Investment Objectives and Goals - Emerging Markets AI ETF	Aug. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets AI ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Emerging Markets AI ETF seeks long term capital appreciation.